RISK MANAGEMENT - Structural foreign exchange risk - Financial assets (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		$ 259,515,428		$ 245,105,338
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 24,436	103,554,011	$ 23,591	97,990,238
Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,162		6,562
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		11,996,398		9,754,120
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		224,581,946		215,324,860
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		21,608,992		18,935,757
Loan portfolio | Financial assets at amortised cost, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,078	69,096,428	15,923	67,023,090
Loan portfolio | Financial assets at amortised cost, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,006		4,706
Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		9,113,668		7,204,312
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		9,113,668		7,204,312
Investment securities at fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		22,947,186		20,057,614
Trade receivables / other accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		11,702,301		9,300,643
Trade receivables / other accounts receivable | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	238	1,329,979	246	1,370,820
Trade receivables / other accounts receivable | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	168		176
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		30,117,236		28,401,283
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		30,117,236		28,401,283
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,003	20,545,934	4,859	19,297,896
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,266		1,075
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7	23,043	10	32,321
Debt securities | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		4,673,113		3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		4,673,113		3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	168	606,107	121	441,801
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17		15
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		10,102		31,256
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		21,608,992		18,935,757
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,634	10,942,222	2,201	9,068,739
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	705		589
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,084,032		798,824
Derivatives | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		917,434		768,686
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		917,434		768,686
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	257	843,700	222	725,433
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			1
Derivatives | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		166,598		30,138
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		166,598		30,138
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 51	$ 166,598	$ 9	$ 30,138